Property, plant and equipment (Detail) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	CAD 4,535,068	CAD 3,726,420
Accumulated depreciation	661,384	447,998
Net book value	3,873,684	3,278,422
Land
Property, Plant and Equipment [Line Items]
Cost	23,258	19,347
Accumulated depreciation	0	0
Net book value	23,258	19,347
Equipment and other
Property, Plant and Equipment [Line Items]
Cost	129,555	119,367
Accumulated depreciation	37,443	29,526
Net book value	92,112	89,841
Generation
Property, Plant and Equipment [Line Items]
Cost	2,138,748	1,827,247
Accumulated depreciation	358,200	270,746
Net book value	1,780,548	1,556,501
Generation | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	64,779	82,840
Accumulated depreciation	0	0
Net book value	64,779	82,840
Distribution
Property, Plant and Equipment [Line Items]
Cost	2,075,059	1,555,289
Accumulated depreciation	265,741	147,726
Net book value	1,809,318	1,407,563
Distribution | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	103,669	122,330
Accumulated depreciation	0	0
Net book value	CAD 103,669	CAD 122,330